LONG-TERM DEBT AND CREDIT FACILITY - Senior Notes (Details) - USD ($)		12 Months Ended
	Mar. 16, 2017	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalised		$ 23,000,000	$ 28,100,000
Long-term debt		408,500,000	398,500,000
Assets		3,862,100,000	3,961,000,000
Carrying Amount
Disclosure of detailed information about borrowings [line items]
Assets		899,800,000	775,100,000
Carrying Amount | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Assets		12,000,000	700,000
7.0% Senior Notes
Disclosure of detailed information about borrowings [line items]
Face amount	$ 400,000,000
Borrowing costs capitalised	$ 6,400,000
Percentage of principal amount redeemed utilizing equity offering proceeds	40.00%
Redemption price percentage utilizing equity offering proceeds	107.00%
Long-term debt	$ 400,000,000	$ 400,000,000	$ 400,000,000
Period to reinvest asset sale proceeds	365 days
Threshold amount required to utilize proceeds to repurchase borrowings	$ 50,000,000
7.0% Senior Notes | Prior to April 15, 2020
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	100.00%
7.0% Senior Notes | 2020
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	105.25%
7.0% Senior Notes | 2021
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	103.50%
7.0% Senior Notes | 2022
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	101.75%
7.0% Senior Notes | 2023 and thereafter
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	100.00%
7.0% Senior Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	7.00%	7.00%